INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets (liabilities)
	December 31
	2025	2024
Deferred tax assets in respect of:

Subsidiaries carryforward losses	52,623	54,349
Other temporary differences	3,963	3,659
Share-based compensation	1,435	2,424
Deferred tax assets (liabilities) in respect to other comprehensive income, net	(21)	101
Total deferred tax assets before valuation allowance	58,000	60,533
Valuation allowance	(4,770)	(4,248)
Total deferred tax assets	53,230	56,285

Schedule of Valuation Allowance
	2025	2024	2023
Balance at January 1	4,248	64,377	66,815
Utilization of carry forward tax losses	-	(5,399)	(2,438)
Additions (reductions) for the current year that record against defer tax asset	522	(54,730)	-
Balance at December 31	4,770	4,248	64,377

Schedule of Reconciliation of Theoretical Provision for Income Tax
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023
	$	%	$	%	$	%
Statutory corporate tax rate	25,376	23	32,998	23	49,971	23
Foreign tax effects
United state of America
Change in Valuation Allowance (federal tax only)	-	0	(50,431)	(35)	-	0
State and local income taxes, net of federal income tax effect*	-	0	(6,677)	(5)	-	0
Other	2,877	3	2,268	2	-	0

Other foreign jurisdictions
Other	565	1	441	0	455	0

Benefits to the Benefited Enterprise	(15,149)	(14)	(16,682)	(12)	(31,296)	(14)

Non-taxable or non-deductible items:
Capital Gains, net	1,554	1	-	0	-	0
Other	196	1	(1,680)	(1)	(878)	0
Changes in uncertain tax positions	1,080	1	1,957	1	1,096	1
Effective tax rate	16,499	16	(37,806)	(27)	19,348	10

* Consist mainly of change in Valuation Allowance.

Schedule of Income Before Income Taxes
	Year ended December 31
	2025	2024	2023
InMode Ltd. and Israeli subsidiaries	101,626	139,241	211,137
Subsidiaries outside of Israel	8,704	4,228	6,130
	110,330	143,469	217,267

Schedule of Tax Expenses (Tax Benefit)
	Year ended December 31
	2025	2024	2023
Current:
Israel	11,156	15,664	17,633
Subsidiaries outside of Israel	2,410	1,709	1,864
	13,566	17,373	19,497
Deferred:
Israel	(101)	(42)	(149)
Subsidiaries outside of Israel	3,034	(55,137)	-
	2,933	(55,179)	(149)
Total expenses (income) taxes on income	16,499	(37,806)	19,348

Schedule of Unrecognized Tax Benefits
	Year ended December 31
	2025	2024
Balance at January 1	3,356	1,399
Increase in uncertain tax positions for the current year	1,080	1,957
Balance at December 31	4,436	3,356

Schedule of Income Taxes Paid
	Year ended December 31
	2025	2024	2023
Israel	12,297	15,501	30,121
United States	1,434	832	380
Canada	447	1,229	1,113
Other	689	129	-
	14,867	17,691	31,614